FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through profit or loss
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS [Line Items]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT AND LOSS
NOTE 16: FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
These assets are comprised as follows:

	2020			2019
	Trading assets	Other financial assets mandatorily at fair value through profit or loss	Total	Trading assets	Other financial assets mandatorily at fair value through profit or loss	Total
	£m	£m	£m	£m	£m	£m
Loans and advances to customers	12,765	11,244	24,009	10,422	10,654	21,076
Loans and advances to banks	229	4,238	4,467	513	1,886	2,399
Debt securities:
Government securities	7,574	13,048	20,622	6,791	12,063	18,854
Other public sector securities	—	2,354	2,354	—	2,126	2,126
Bank and building society certificates of deposit	—	4,841	4,841	—	984	984
Asset-backed securities:
Mortgage-backed securities	7	460	467	6	462	468
Other asset-backed securities	4	261	265	17	241	258
Corporate and other debt securities	246	17,888	18,134	233	17,983	18,216
	7,831	38,852	46,683	7,047	33,859	40,906
Equity shares	—	96,449	96,449	—	95,789	95,789
Treasury and other bills	—	18	18	—	19	19
Total	20,825	150,801	171,626	17,982	142,207	160,189
Other financial assets at fair value through profit or loss include assets backing insurance contracts and investment contracts of £145,905 million (31 December 2019: £136,855 million). Included within these assets are investments in unconsolidated structured entities of £55,235 million (31 December 2019: £38,177 million), see note 47.
For amounts included above which are subject to repurchase and reverse repurchase agreements see note 51.